Goodwill and Other Intangible Assets	12 Months Ended
May 31, 2013
Goodwill and Other Intangible Assets

NOTE C—GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2013 and 2012, are as follows:

(In thousands)	Industrial Segment	Consumer Segment	Total
Balance as of June 1, 2011	$445,756	$385,733	$831,489
Acquisitions	50,233	4,944	55,177
Translation adjustments	(30,098)	(7,222)	(37,320)

Balance as of May 31, 2012	465,891	383,455	849,346
Acquisitions	98,718	162,071	260,789
Translation adjustments	209	3,487	3,696

Balance as of May 31, 2013	$564,818	$549,013	$1,113,831

Total accumulated impairment losses were $14.9 million at May 31, 2013 and 2012, which was recorded during the fiscal year ended May 31, 2009 by our industrial reportable segment.

Other intangible assets consist of the following major classes:

(In thousands)	Amortization Period (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Other Intangible Assets
As of May 31, 2013
Amortized intangible assets
Formulae	3 to 33	$216,418	$113,315	$103,103
Customer-related intangibles	3 to 33	196,376	66,077	130,299
Trademarks/names	2 to 40	30,223	13,222	17,001
Other	1 to 40	48,817	27,046	21,771

Total Amortized Intangibles		491,834	219,660	272,174
Indefinite-lived intangible assets Trademarks/names		187,439		187,439

Total Other Intangible Assets		$679,273	$219,660	$459,613

As of May 31, 2012
Amortized intangible assets
Formulae	3 to 33	$174,190	$103,414	$70,776
Customer-related intangibles	3 to 33	139,824	52,616	87,208
Trademarks/names	4 to 40	26,050	11,192	14,858
Other	1 to 40	49,373	25,526	23,847

Total Amortized Intangibles		389,437	192,748	196,689
Indefinite-lived intangible assets Trademarks/names		148,931		148,931

Total Other Intangible Assets		$538,368	$192,748	$345,620

The aggregate intangible asset amortization expense for the fiscal years ended May 31, 2013, 2012 and 2011 was $27.7 million, $21.4 million and $20.0 million, respectively. For the next five fiscal years, we estimate annual intangible asset amortization expense related to our existing intangible assets to approximate the following: 2014—$25.4 million, 2015—$24.5 million, 2016—$23.5 million, 2017—$22.8 million and 2018—$21.2 million.